Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management objectives and policies
Schedule of Foreign currency sensitivity

		Effect on	Effect on
In thousands of USD		pre-tax equity	profit before tax
Change in EUR/USD
	10%	97,785	1,528
	(10)%	(97,785)	(1,528)
Change in EUR/KES
	5%	(5,375)	37
	(5)%	5,375	(37)
Change in EUR/MAD
	5%	(5,923)	(117)
	(5)%	5,923	117
Change in EUR/NGN
	5%	(14,007)	(191)
	(5)%	14,007	191
Change in EUR/DZD
	5%	(1,377)	(4)
	(5)%	1,377	4
Change in EUR/GHS
	5%	(993)	(6)
	(5)%	993	6
Change in EUR/UGX
	10%	(3,098)	(51)
	(10)%	3,098	51
Change in EUR/ZAR
	5%	(835)	(2)
	(5)%	835	2
Change in EUR/EGP
	10%	(17,136)	26
	(10)%	17,136	(26)
Change in EUR/TND
	5%	(671)	(12)
	(5)%	671	12

		Effect on	Effect on
In thousands of USD		pre-tax equity	profit before tax
Change in USD/XOF
	10%	(818)	4
	(10)%	818	(4)
Change in USD/KES
	5%	(528)	71
	(5)%	528	(71)
Change in USD/MAD
	5%	(498)	(43)
	(5)%	498	43
Change in USD/NGN
	10%	(2,167)	(315)
	(10)%	2,167	315
Change in USD/DZD
	5%	(213)	—
	(5)%	213	—
Change in USD/GHS
	5%	(141)	9
	(5)%	141	(9)
Change in USD/UGX
	5%	(297)	(6)
	(5)%	297	6
Change in USD/ZAR
	10%	(251)	8
	(10)%	251	(8)
Change in USD/EGP
	5%	(987)	137
	(5)%	987	(137)
Change in USD/TND
	10%	(359)	1
	(10)%	359	(1)